Cash and cash equivalents (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank Sud Americano
Description of type of deposit	Fixed term
Short term deposits, original currency	US$
Short term deposits, Interest rate	3.20%
Date of short term deposit	Nov. 13, 2019
Short term deposits, Maturity	Jan. 30, 2020
Notional amount	$ 148,728	$ 16,796
Accrued income	371	432
Short-term deposits, classified as cash equivalents	$ 149,099	$ 187,666
Short term deposit One [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco crédito e inversiones	Scotiabank
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	Ch$
Short term deposits, Interest rate	3.45%	2.50%
Date of short term deposit	Nov. 18, 2019	Oct. 18, 2018
Short term deposits, Maturity	Feb. 13, 2020	Jan. 16, 2019
Notional amount	$ 18,000	$ 14,606
Accrued income	74	90
Short-term deposits, classified as cash equivalents	$ 18,074	$ 14,696
Short term deposit Two [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco crédito e inversiones	Banco Crédito e Inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	Ch$
Short term deposits, Interest rate	2.85%	2.55%
Date of short term deposit	Dec. 26, 2019	Nov. 06, 2018
Short term deposits, Maturity	Feb. 20, 2020	Jan. 09, 2019
Notional amount	$ 20,000	$ 19,632
Accrued income	8	92
Short-term deposits, classified as cash equivalents	$ 20,008	$ 19,724
Short term deposit Three [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco de Chile	Scotiabank
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	Ch$
Short term deposits, Interest rate	3.45%	2.55%
Date of short term deposit	Nov. 15, 2019	Nov. 30, 2018
Short term deposits, Maturity	Jan. 23, 2020	Jan. 03, 2019
Notional amount	$ 14,000	$ 14,393
Accrued income	62	38
Short-term deposits, classified as cash equivalents	$ 14,062	$ 14,431
Short term deposit Four [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco de Chile	Scotiabank
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	Ch$
Short term deposits, Interest rate	3.50%	2.55%
Date of short term deposit	Nov. 15, 2019	Dec. 03, 2018
Short term deposits, Maturity	Jan. 09, 2020	Jan. 03, 2019
Notional amount	$ 18,000	$ 11,515
Accrued income	80	27
Short-term deposits, classified as cash equivalents	$ 18,080	$ 11,542
Short term deposit Five [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco de Chile	Itau-Corpbanca
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	Ch$
Short term deposits, Interest rate	3.45%	2.50%
Date of short term deposit	Nov. 15, 2019	Dec. 03, 2018
Short term deposits, Maturity	Jan. 16, 2020	Jan. 03, 2019
Notional amount	$ 18,000	$ 14,393
Accrued income	79	34
Short-term deposits, classified as cash equivalents	$ 18,079	$ 14,427
Short term deposit Six [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Itau Chile	Itau-Corpbanca
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	Ch$
Short term deposits, Interest rate	2.90%	2.50%
Date of short term deposit	Dec. 26, 2019	Dec. 07, 2018
Short term deposits, Maturity	Feb. 20, 2020	Jan. 09, 2019
Notional amount	$ 33,000	$ 14,393
Accrued income	13	29
Short-term deposits, classified as cash equivalents	$ 33,013	$ 14,422
Short term deposit Seven [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank Sud Americano	Itau-Corpbanca
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	CLP$	Ch$
Short term deposits, Interest rate	2.16%	2.50%
Date of short term deposit	Dec. 30, 2019	Dec. 10, 2018
Short term deposits, Maturity	Aug. 08, 2020	Jan. 09, 2019
Notional amount	$ 6,812	$ 12,954
Accrued income	0	23
Short-term deposits, classified as cash equivalents	$ 6,812	$ 12,977
Short term deposit Eight [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco crédito e inversiones	Scotiabank
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	Ch$
Short term deposits, Interest rate	3.51%	2.35%
Date of short term deposit	Nov. 21, 2019	Dec. 10, 2018
Short term deposits, Maturity	Jan. 28, 2020	Jan. 09, 2019
Notional amount	$ 1,000	$ 12,954
Accrued income	4	21
Short-term deposits, classified as cash equivalents	$ 1,004	$ 12,975
Short term deposit Nine [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco crédito e inversiones	Itau-Corpbanca
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	US$
Short term deposits, Interest rate	3.75%	3.06%
Date of short term deposit	Dec. 02, 2019	Dec. 11, 2018
Short term deposits, Maturity	Feb. 27, 2020	Jan. 11, 2019
Notional amount	$ 2,000	$ 1,300
Accrued income	6	2
Short-term deposits, classified as cash equivalents	$ 2,006	$ 1,302
Short term deposit Ten [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco crédito e inversiones	Banco Estado
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	US$
Short term deposits, Interest rate	3.60%	2.75%
Date of short term deposit	Nov. 25, 2019	Dec. 12, 2018
Short term deposits, Maturity	Jan. 28, 2020	Jan. 15, 2019
Notional amount	$ 1,000	$ 1,000
Accrued income	4	1
Short-term deposits, classified as cash equivalents	$ 1,004	$ 1,001
Short term deposit Eleven [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Estado	Itau-Corpbanca
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	Ch$
Short term deposits, Interest rate	2.15%	2.50%
Date of short term deposit	Dec. 16, 2019	Dec. 14, 2018
Short term deposits, Maturity	Jan. 06, 2020	Jan. 09, 2019
Notional amount	$ 500	$ 14,392
Accrued income	0	20
Short-term deposits, classified as cash equivalents	$ 500	$ 14,412
Short term deposit Twelve [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Santander - Santiago	Scotiabank
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	Ch$
Short term deposits, Interest rate	2.55%	2.65%
Date of short term deposit	Dec. 09, 2019	Dec. 17, 2018
Short term deposits, Maturity	Feb. 04, 2020	Jan. 17, 2019
Notional amount	$ 1,700	$ 14,393
Accrued income	3	18
Short-term deposits, classified as cash equivalents	$ 1,703	$ 14,411
Short term deposit Thirteen [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Corpbanca	Scotiabank
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	Ch$
Short term deposits, Interest rate	2.55%	2.60%
Date of short term deposit	Dec. 16, 2019	Dec. 17, 2018
Short term deposits, Maturity	Jan. 06, 2020	Jan. 17, 2019
Notional amount	$ 2,500	$ 10,892
Accrued income	3	13
Short-term deposits, classified as cash equivalents	$ 2,503	$ 10,905
Short term deposit Fourteen [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Corpbanca	Banco Crédito e Inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	US$
Short term deposits, Interest rate	3.64%	2.93%
Date of short term deposit	Nov. 29, 2019	Dec. 17, 2018
Short term deposits, Maturity	Feb. 13, 2020	Jan. 31, 2019
Notional amount	$ 1,500	$ 1,400
Accrued income	5	2
Short-term deposits, classified as cash equivalents	$ 1,505	$ 1,402
Short term deposit Fifteen [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Corpbanca	Itau-Corpbanca
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	US$
Short term deposits, Interest rate	2.80%	3.30%
Date of short term deposit	Nov. 12, 2019	Dec. 17, 2018
Short term deposits, Maturity	Jan. 28, 2020	Jan. 31, 2019
Notional amount	$ 2,000	$ 1,400
Accrued income	8	2
Short-term deposits, classified as cash equivalents	$ 2,008	$ 1,402
Short term deposit Sixteen [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Santander - Santiago	Itau-Corpbanca
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	US$
Short term deposits, Interest rate	2.33%	3.40%
Date of short term deposit	Oct. 16, 2019	Dec. 17, 2018
Short term deposits, Maturity	Jan. 12, 2020	Jan. 31, 2019
Notional amount	$ 1,000	$ 3,000
Accrued income	5	4
Short-term deposits, classified as cash equivalents	$ 1,005	$ 3,004
Short term deposit Seventeen [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank Sud Americano	Banco de Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	US$
Short term deposits, Interest rate	2.45%	3.06%
Date of short term deposit	Dec. 17, 2019	Dec. 17, 2018
Short term deposits, Maturity	Jan. 13, 2020	Jan. 31, 2019
Notional amount	$ 3,600	$ 1,700
Accrued income	3	2
Short-term deposits, classified as cash equivalents	3,603	$ 1,702
Short term deposit Eighteen [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit		Scotiabank Sud Americano
Description of type of deposit		Fixed term
Short term deposits, original currency		US$
Short term deposits, Interest rate		2.95%
Date of short term deposit		Dec. 17, 2018
Short term deposits, Maturity		Jan. 31, 2019
Notional amount	500	$ 1,500
Accrued income	2	2
Short-term deposits, classified as cash equivalents	$ 502	$ 1,502
Short term deposit Nineteen [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank Sud Americano	Banco de Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	US$
Short term deposits, Interest rate	3.40%	3.26%
Date of short term deposit	Dec. 02, 2019	Dec. 19, 2018
Short term deposits, Maturity	Feb. 27, 2020	Jan. 31, 2019
Notional amount	$ 2,000	$ 800
Accrued income	5	1
Short-term deposits, classified as cash equivalents	$ 2,005	$ 801
Short term deposit Twenty [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank Sud Americano	Banco Crédito e Inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	US$
Short term deposits, Interest rate	3.45%	3.42%
Date of short term deposit	Nov. 18, 2019	Dec. 26, 2018
Short term deposits, Maturity	Jan. 30, 2020	Feb. 26, 2019
Notional amount	$ 1,500	$ 2,800
Accrued income	6	1
Short-term deposits, classified as cash equivalents	$ 1,506	$ 2,801
Short term deposit Twenty One [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	BBVA Banco Francés	Banco de Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	US$
Short term deposits, Interest rate	39.00%	3.26%
Date of short term deposit	Dec. 26, 2019	Dec. 26, 2018
Short term deposits, Maturity	Jan. 27, 2020	Feb. 26, 2019
Notional amount	$ 52	$ 2,800
Accrued income	1	1
Short-term deposits, classified as cash equivalents	$ 53	$ 2,801
Short term deposit Twenty Two [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Itaú S.A.	Scotiabank Sud Americano (*)
Description of type of deposit	On demand	Fixed term
Short term deposits, original currency	US$	Ch$
Short term deposits, Interest rate	8.00%	0.26%
Date of short term deposit	Oct. 17, 2019	Dec. 27, 2018
Short term deposits, Maturity	Dec. 31, 2019	Jan. 07, 2019
Notional amount	$ 64	$ 1,439
Accrued income	0	1
Short-term deposits, classified as cash equivalents	$ 64	$ 1,440
Short term deposit Twenty Three [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit		Scotiabank Sud Americano (*)
Description of type of deposit		Fixed term
Short term deposits, original currency		Ch$
Short term deposits, Interest rate		0.26%
Date of short term deposit		Dec. 27, 2018
Short term deposits, Maturity		Jan. 14, 2019
Notional amount		$ 2,879
Accrued income		1
Short-term deposits, classified as cash equivalents		$ 2,880
Short term deposit Twenty Four [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit		Scotiabank Sud Americano (*)
Description of type of deposit		Fixed term
Short term deposits, original currency		Ch$
Short term deposits, Interest rate		0.26%
Date of short term deposit		Dec. 27, 2018
Short term deposits, Maturity		Jan. 21, 2019
Notional amount		$ 1,439
Accrued income		1
Short-term deposits, classified as cash equivalents		$ 1,440
Short term deposit Twenty Five [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit		Banco Estado
Description of type of deposit		Fixed term
Short term deposits, original currency		US$
Short term deposits, Interest rate		3.15%
Date of short term deposit		Dec. 28, 2018
Short term deposits, Maturity		Jan. 28, 2019
Notional amount		$ 2,000
Accrued income		1
Short-term deposits, classified as cash equivalents		$ 2,001
Short term deposit Twenty Six [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit		Banco Estado
Description of type of deposit		Fixed term
Short term deposits, original currency		US$
Short term deposits, Interest rate		3.15%
Date of short term deposit		Dec. 28, 2018
Short term deposits, Maturity		Jan. 28, 2019
Notional amount		$ 600
Accrued income		0
Short-term deposits, classified as cash equivalents		$ 600
Short term deposit Twenty Seven [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit		Banco de Chile
Description of type of deposit		Fixed term
Short term deposits, original currency		US$
Short term deposits, Interest rate		3.16%
Date of short term deposit		Dec. 28, 2018
Short term deposits, Maturity		Jan. 28, 2019
Notional amount		$ 2,000
Accrued income		1
Short-term deposits, classified as cash equivalents		$ 2,001
Short term deposit Twenty Eight [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit		Banco Crédito e Inversiones
Description of type of deposit		Fixed term
Short term deposits, original currency		US$
Short term deposits, Interest rate		2.53%
Date of short term deposit		Dec. 28, 2018
Short term deposits, Maturity		Jan. 08, 2019
Notional amount		$ 1,000
Accrued income		0
Short-term deposits, classified as cash equivalents		$ 1,000
Short term deposit Twenty Nine [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit		Banco Crédito e Inversiones
Description of type of deposit		Fixed term
Short term deposits, original currency		US$
Short term deposits, Interest rate		3.08%
Date of short term deposit		Dec. 28, 2018
Short term deposits, Maturity		Jan. 28, 2019
Notional amount		$ 2,500
Accrued income		1
Short-term deposits, classified as cash equivalents		$ 2,501
Short term deposit Thirty [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit		Banco Santander- Santiago (*)
Description of type of deposit		Fixed term
Short term deposits, original currency		Ch$
Short term deposits, Interest rate		0.20%
Date of short term deposit		Dec. 28, 2018
Short term deposits, Maturity		Jan. 04, 2019
Notional amount		$ 432
Accrued income		0
Short-term deposits, classified as cash equivalents		$ 432
Short term deposit Thirty One [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit		BBVA Banco Francés
Description of type of deposit		Fixed term
Short term deposits, original currency		US$
Short term deposits, Interest rate		0.00%
Date of short term deposit		Dec. 31, 2018
Short term deposits, Maturity		Jan. 21, 2019
Notional amount		$ 81
Accrued income		3
Short-term deposits, classified as cash equivalents		$ 84
Short term deposit Thirty Two [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit		Nedbank
Description of type of deposit		On demand
Short term deposits, original currency		US$
Short term deposits, Interest rate		0.00%
Date of short term deposit		Dec. 31, 2018
Short term deposits, Maturity		Jan. 01, 2019
Notional amount		$ 647
Accrued income		0
Short-term deposits, classified as cash equivalents		$ 647